SEGMENT INFORMATION - Reconciliation of segment loss from operation to corporate net loss (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
SEGMENT INFORMATION.
Loss from operations of reportable segments	$ (6,750,583)		$ (3,377,544)		$ (25,458,864)	$ (6,355,592)	$ (16,046,595)	$ (13,668,447)
Interest income	3,761		60,340		12,904	131,780	192,915	176,301
Unrealized gain on change in fair value of warrants classified as a liability			68,430		370	312,430	319,630	9,430,000
Unrealized loss on change in fair value of warrants classified as a liability-warrant modification								(394,000)
Transaction costs allocated to warrant liabilities								(633,198)
Loss on issuance of warrants								(1,633,767)
Income tax benefit							684,115
Net loss from discontinued operations			(84,106)			(66,918)	(392,731)	(300,499)
Other income (expense), net	81,663		(3,095)		174,249	(23,247)	(106,580)	(8,877)
Consolidated net loss	(6,665,159)	$ (18,606,182)	(3,336,120)	$ (2,668,713)	(25,271,341)	(6,004,833)	(15,349,246)	(7,088,306)
Operating segment
SEGMENT INFORMATION.
Loss from operations of reportable segments	(5,084,086)		(2,097,593)		(20,852,678)	(4,151,139)	(10,213,781)	(8,830,469)
Segment reconciling items
SEGMENT INFORMATION.
General corporate expenses	$ (1,666,497)		$ (1,364,202)		$ (4,606,186)	$ (2,274,657)	$ 5,834,814	$ 5,194,296